RBC Emerging Markets Value Equity Fund Average Annual Total Returns	12 Months Ended	25 Months Ended	32 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses or taxes; inception calculated from February 9, 2018)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	8.33%		1.70%	1.59%	3.64%	3.22%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.79%)		0.47%	1.86%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.60%			3.32%	1.58%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.19%			1.70%	0.17%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.35%			2.26%	0.94% [1]
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	4.51%			3.39%	1.64%

[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.